Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

March 12, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust
(filing relates to Western Asset Short Duration Municipal Income Fund)
File Nos. 2-96408 and 811-04254
Post-Effective Amendment No. 249 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement.

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 248 to the Registration Statement.

We have reviewed the Amendment, and we represent it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please call the undersigned at (617) 951-8267 or Mana Behbin at (202) 373-6599 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC